PROSPECTUS

JUNE 22, 2015

HBZ	UltraShort Homebuilders & Supplies
SOP	UltraShort Oil & Gas Exploration & Production
ZBIO	UltraPro Short Nasdaq Biotechnology
HBU	Ultra Homebuilders & Supplies
UOP	Ultra Oil & Gas Exploration & Production
UBIO	UltraPro Nasdaq Biotechnology

PROSHARES TRUST	Distributor: SEI Investments Distribution Co.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

3	Summary Section

4	ProShares UltraShort Homebuilders & Supplies

10	ProShares UltraShort Oil & Gas Exploration & Production

16	ProShares UltraPro Short Nasdaq Biotechnology

21	ProShares Ultra Homebuilders & Supplies

27	ProShares Ultra Oil & Gas Exploration & Production

32	ProShares UltraPro Nasdaq Biotechnology
37	Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings
47	Management of ProShares Trust

48	Determination of NAV

48	Distributions

48	Dividend Reinvestment Services

49	Taxes

PROSHARES.COM	3

Summary Section

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Important Information About the Fund

ProShares UltraShort Homebuilders & Supplies (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the Dow Jones U.S. Select Home Construction Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat, and it is possible that the Fund will lose money even if the level of the Index falls. Longer holding periods, higher index volatility, inverse exposure, and greater leverage each exacerbate the impact of compounding on an investor’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees		0.75%
Other Expenses*		0.40%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.15%
Fee Waiver/Reimbursement**	-	0.20%

Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through
September 30, 2016. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$346

The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as two times the inverse (-2x) of the daily return of the Index. The Index measures the performance of the home construction sector of the U.S. equity market. The Index includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes, as well as producers, sellers and suppliers of building materials, furnishings and fixtures. The companies selected for inclusion in the Index must meet minimum market capitalization and liquidity requirements and have a majority of revenues sourced from residential home construction and remodel related business activities. The Index may include large-, mid- or small capitalization companies, and components primarily include consumer goods, consumer services, home construction and industrials companies.

As of May 31, 2015, the Index is comprised of 37 stocks. The companies included in the Index have an average market capitalization of $9.8 billion and have capitalizations ranging from $474.3 million to $144.7 billion. The components of the Index, and

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the degree to which these components represent certain industries, may change over time. The Index is published under the Bloomberg ticker symbol “DJSHMB.”

The derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.

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Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate, on a daily basis, the performance of two times the inverse (-2x) of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis, or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the U.S. securities markets on each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the Index over the same period. The Fund will lose money if the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risk Associated with the Use of Derivatives — The Fund obtains investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that

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event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

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Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times the inverse (-2x) of the performance of the Index.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five year period ended May 31, 2015 was 28.18%. The Index’s highest May to May volatility rate during the five year period was 37.90% (May 31, 2012). The Index’s annualized total return performance for the five year period ended May 31, 2015 was 15.68%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks of Geared Funds and the Impact of Compounding” in the back of the Fund’s Full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from two times the inverse (-2x) of the percentage change of the Index on such day.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or underexposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure (i.e., -2x) to the Index at the end of each day and the likelihood of being materially over- or underexposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index or in financial instruments. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in the Fund may decline.

•	Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including:

governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect constructors of residential homes (including manufactured homes), manufacturers and distributors of furniture, retailers and wholesalers concentrating on the sale of home improvement products, and producers of materials used in the construction and refurbishment of buildings and structures; and fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of home, home improvement, furniture and construction related products. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to two times the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

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Consumer Services Industry Risk — The Fund is subject to risks faced by companies in the consumer services industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of home, home improvement, furniture and construction products. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to two times the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to two times the inverse (-2x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

•	Home Construction Industry Risk — The home construction industry, which includes home builders (including manufacturers of

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mobile and prefabricated homes), as well as producers, sellers and suppliers of building materials, furnishings and fixtures, may be significantly affected by changes in government spending, zoning laws, general economic conditions, interest rates, commodity prices, consumer confidence and spending, taxation, demographic patterns, real estate values, overbuilding, housing starts, and new and existing home sales. Rising interest rates, reductions in mortgage availability to consumers, increasing foreclosure rates or increases in the costs of owning a home could reduce the market for new homes and adversely affect the profitability of home construction companies. Certain segments of the home construction industry can be significantly affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts. Home construction companies may lack diversification, due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

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Industrials Sector Risk — The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to two times the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

•	Market Price Variance Risk — The Fund’s shares will be listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market price of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. This may cause the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund’s performance.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

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Retail Industry Group Risk — The Fund may invest in securities of companies in the retail industry group or companies that are closely tied to the retail industry group. Compared to other industries, retail and retail-related companies may be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, interest rates, commodity prices, and changing consumer tastes and preferences. Companies such as home improvement retailers depend heavily on disposable household income, consumer spending, availability of credit for home construction and renovation, the overall health of the housing sector and the introduction of popular retail products. The success of new retail products may be strongly affected by social trends, marketing campaigns and other factors affecting supply and demand.

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Short Sale Exposure Risk — The Fund may seek inverse or “short” exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure

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through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments on the Fund’s short positions will negatively impact the Fund.

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Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to two times the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.

Management

The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Charles Lowery, Portfolio Manager, have jointly and principally managed the Fund since June 2015.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 shares. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly and capital gains, if any, at least annually. Distributions for this Fund may be significantly higher than those of most ETFs.

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Important Information About the Fund

ProShares UltraShort Oil & Gas Exploration & Production (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat, and it is possible that the Fund will lose money even if the level of the Index falls. Longer holding periods, higher index volatility, inverse exposure, and greater leverage each exacerbate the impact of compounding on an investor’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Other Expenses*	0.41%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.16%
Fee Waiver/Reimbursement**	-0.21%

Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2016. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$348

The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as two times the inverse (-2x) of the daily return of the Index. The Index is equally weighted (as adjusted for diversification and liquidity) and includes domestic companies from the oil and gas exploration and production sub-industry.

As of May 31, 2015, the Index was comprised of 74 stocks. The companies included in the Index have an average market capitalization of $16.9 billion and are concentrated in the energy and oil and gas sectors as of May 31, 2015. Component securities have capitalizations ranging from $ 267.2 million to $356.2 billion as of May 31, 2015. The components of the Index, and the degree to which these components represent certain industries, may change over time. The Index is published under the Bloomberg ticker symbol “SPSIOP.”

The derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Derivatives — The Fund invests derivatives, which are financial instruments whose value is derived from the value of an

PROSHARES.COM	ULTRASHORT OIL & GAS EXPLORATION & PRODUCTION ::	11

underlying asset or assets, such as stocks, bonds or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.

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Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate, on a daily basis, the performance of two times the inverse (-2x) of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis, or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the U.S. securities markets on each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the Index over the same period. The Fund will lose money if the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Derivatives — The Fund obtains investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

12	:: ULTRASHORT OIL & GAS EXPLORATION & PRODUCTION	PROSHARES.COM

•

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times the inverse (-2x) of the performance of the Index.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two times the inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five year period ended May 31, 2015 was 31.82%. The Index’s highest May to May volatility rate during the five year period was 43.58% (May 31, 2012). The Index’s annualized total return performance for the five year period ended May 31, 2015 was 4.97%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks of Geared Funds and the Impact of Compounding” in the back of the Fund’s Full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

PROSHARES.COM	ULTRASHORT OIL & GAS EXPLORATION & PRODUCTION ::	13

•

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from two times the inverse (-2x) of the percentage change of the Index on such day.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or underexposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure (i.e., -2x) to the Index at the end of each day and the likelihood of being materially over- or underexposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index or in financial instruments. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in the Fund may decline.

•	Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to two times the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund. The Energy Industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to two times the inverse (-2x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to two times the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or

14	:: ULTRASHORT OIL & GAS EXPLORATION & PRODUCTION	PROSHARES.COM

outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund’s shares will be listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market price of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. This may cause the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund’s performance.

•

Oil and Gas Industry Risk — The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, negative public perception and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Companies that own or operate gas pipelines are subject to certain risks, including pipeline and equipment leaks and ruptures, explosions, fires, unscheduled downtime, transportation interruptions, discharges or releases of toxic or hazardous gases and other environmental risks. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to two times the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse or “short” exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments on the Fund’s short positions will negatively impact the Fund.

•

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to two times the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

PROSHARES.COM	ULTRASHORT OIL & GAS EXPLORATION & PRODUCTION ::	15

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.

Management

The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Charles Lowery, Portfolio Manager, have jointly and principally managed the Fund since June 2015.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 shares. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly and capital gains, if any, at least annually. Distributions for this Fund may be significantly higher than those of most ETFs.

16	:: ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY	PROSHARES.COM

Important Information About the Fund

ProShares UltraPro Short Nasdaq Biotechnology (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the NASDAQ Biotechnology Index® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat, and it is possible that the Fund will lose money even if the level of the Index falls. Longer holding periods, higher index volatility, inverse exposure, and greater leverage each exacerbate the impact of compounding on an investor’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Other Expenses*	0.43%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.18%
Fee Waiver/Reimbursement**	-0.23%

Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2016. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$352

The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times the inverse (-3x) of the daily return of the Index. The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark (“ICB”) which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

As of May 31, 2015, the Index was comprised of 146 stocks and included companies with capitalizations between approximately $55.2 million and $165.0 billion. The average capitalization of the companies comprising the Index was approximately $7.0 billion. The Index is published under the Bloomberg ticker symbol “NBI.”

The derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Derivatives — The Fund invests derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds

PROSHARES.COM	ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY ::	17

(including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.

¡

Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate, on a daily basis, the performance of three times the inverse (-3x) of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis, or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the U.S. securities markets on each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times the inverse (-3x) of the return of the Index over the same period. The Fund will lose money if the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2015, the Index was concentrated in the biotechnology industry group. The Fund will not directly short the securities of issuers contained in the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Derivatives — The Fund obtains investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its

18	:: ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY	PROSHARES.COM

investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of three times the inverse (-3x) of the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Biotechnology Industry Risk — The Fund is subject to risks faced by companies in the biotechnology economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to three times the inverse (-3x) of the Index, such occurrences may introduce more volatility to the Fund.

•

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from three times the inverse (-3x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than three times the inverse (-3x) of the performance of the Index.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Three times the Inverse (-3x) of the One Year Index	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%

-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%

-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%

-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%

-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%

-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%

0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%

10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%

20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%

30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%

40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%

50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%

60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -60% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -87.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five year period ended May 31, 2015 was 22.47%. The Index’s highest May to May volatility rate during the five year period was 26.38% (May 31, 2012). The Index’s annualized total return performance for the five year period ended May 31, 2015 was 35.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the

PROSHARES.COM	ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY ::	19

future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks of Geared Funds and the Impact of Compounding” in the back of the Fund’s Full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from three times the inverse (-3x) of the percentage change of the Index on such day.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or underexposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure (i.e., -3x) to the Index at the end of each day and the likelihood of being materially over- or underexposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index or in financial instruments. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective on or around that day.
•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to three times the inverse (-3x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to three times the inverse (-3x) of the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

20	:: ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY	PROSHARES.COM

•

Market Price Variance Risk — The Fund’s shares will be listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market price of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. This may cause the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund’s performance.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse or “short” exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments on the Fund’s short positions will negatively impact the Fund.

•

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to three times the inverse (-3x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.

Management

The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Charles Lowery, Portfolio Manager, have jointly and principally managed the Fund since June 2015.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 shares. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly and capital gains, if any, at least annually. Distributions for this Fund may be significantly higher than those of most ETFs.

PROSHARES.COM	ULTRA HOMEBUILDERS & SUPPLIES ::	21

Important Information About the Fund

ProShares Ultra Homebuilders & Supplies (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Dow Jones U.S. Select Home Construction Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat, and it is possible that the Fund will lose money even if the level of the Index rises. Longer holding periods, higher index volatility, and greater leverage each exacerbate the impact of compounding on an investor’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Other Expenses*	0.46%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.21%
Fee Waiver/Reimbursement**	-0.26%

Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2016. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by
ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$358

The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.

Principal Investment Strategies

The Fund invests in securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index measures the performance of the home construction sector of the U.S. equity market. The Index includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes, as well as producers, sellers and suppliers of building materials, furnishings and fixtures. The companies selected for inclusion in the Index must meet minimum market capitalization and liquidity requirements and have a majority of revenues sourced from residential home construction and remodel related business activities. The Index may include large-, mid- or small capitalization companies, and components primarily include consumer goods, consumer services, home construction and industrials companies.

As of May 31, 2015, the Index is comprised of 37 stocks. The companies included in the Index have an average market capitalization of $9.8 billion and have capitalizations ranging from $474.3 million to $144.7 billion. The components of the Index, and the degree to which these components represent certain industries, may change over time. The Index is published under the Bloomberg ticker symbol “DJSHMB.”

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The securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.

¡

Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate, on a daily basis, the performance of two times (2x) the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index, or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis, or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the U.S. securities markets on each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money if the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Derivatives — The Fund obtains investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap

PROSHARES.COM	ULTRA HOMEBUILDERS & SUPPLIES ::	23

agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five year period ended May 31, 2015 was 28.18%. The Index’s highest May to May volatility rate during the five year period was 37.90% (May 31, 2012). The Index’s annualized total return performance for the five year period ended May 31, 2015 was 15.68%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks of Geared Funds and the Impact of Compounding” in the back of the Fund’s Full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation

24	:: ULTRA HOMEBUILDERS & SUPPLIES	PROSHARES.COM

may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from two times (2x) the percentage change of the Index on such day.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or underexposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or underexposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index or in financial instruments. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in the Fund may decline.

•

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect constructors of homes (including manufactured homes), manufacturers and distributors of furniture, retailers and wholesalers concentrating on the sale of home improvement products, and producers of materials used in the construction and refurbishment of buildings and structures; and fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of home, home improvement, furniture and construction related products.

•

Consumer Services Industry Risk — The Fund is subject to risks faced by companies in the consumer services industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of home, home improvement, furniture and construction products.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

•

Home Construction Industry Risk — The home construction industry, which includes home builders (including manufacturers of mobile and prefabricated homes), as well as producers, sellers and suppliers of building materials, furnishings and fixtures, may be significantly affected by changes in government spending, zoning laws, general economic conditions, interest rates, commodity prices, consumer confidence and spending, taxation, demographic patterns, real estate values, overbuilding, housing starts, and new and existing home sales. Rising interest rates, reductions in mortgage availability to consumers, increasing foreclosure rates or increases in the costs of owning a home could reduce the market for new homes and adversely affect the profitability of home construction companies. Certain segments of the home construction industry can be significantly affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts. Home construction companies may lack diversification, due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

PROSHARES.COM	ULTRA HOMEBUILDERS & SUPPLIES ::	25

•

Industrials Sector Risk — The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to two times (2x) the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund’s shares will be listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market price of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers or the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund’s performance.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

•

Retail Industry Group Risk — The Fund may invest in securities of companies in the retail industry group or companies that are closely tied to the retail industry group. Compared to other industries, retail and retail-related companies may be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, interest rates, commodity prices, and changing consumer tastes and preferences. Companies such as home improvement retailers depend heavily on disposable household income, consumer spending, availability of credit for home construction and renovation, the overall health of the housing sector and the introduction of popular retail products. The success of new retail products may be strongly affected by social trends, marketing campaigns and other factors affecting supply and demand.

•

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.

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Management

The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Charles Lowery, Portfolio Manager, have jointly and principally managed the Fund since June 2015.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 shares. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

PROSHARES.COM	ULTRA OIL & GAS EXPLORATION & PRODUCTION ::	27

Important Information About the Fund

ProShares Ultra Oil & Gas Exploration & Production (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat, and it is possible that the Fund will lose money even if the level of the Index rises. Longer holding periods, higher index volatility, and greater leverage each exacerbate the impact of compounding on an investor’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Other Expenses*	0.46%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.21%
Fee Waiver/Reimbursement**	-0.26%

Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2016. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by
ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$358

The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.

Principal Investment Strategies

The Fund invests in securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index is equally weighted (as adjusted for diversification and liquidity) and includes domestic companies from the oil and gas exploration and production sub-industry.

As of May 31, 2015, the Index was comprised of 74 stocks. The companies included in the Index have an average market capitalization of $16.9 billion and are concentrated in the energy and oil and gas sectors as of May 31, 2015. Component securities have capitalizations ranging from $ 267.2 million to $356.2 billion as of May 31, 2015. The components of the Index, and the degree to which these components represent certain industries, may change over time. The Index is published under the Bloomberg ticker symbol “SPSIOP.”

The securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

28	:: ULTRA OIL & GAS EXPLORATION & PRODUCTION	PROSHARES.COM

•

Derivatives — The Fund invests derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.

¡

Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate, on a daily basis, the performance of two times (2x) the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index, or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis, or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the U.S. securities markets on each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money if the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Derivatives — The Fund obtains investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion

PROSHARES.COM	ULTRA OIL & GAS EXPLORATION & PRODUCTION ::	29

of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two times (2x) the One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five year period ended May 31, 2015 was 31.82%. The Index’s highest May to May volatility rate during the five year period was 43.58% (May 31, 2012). The Index’s annualized total return performance for the five year period ended May 31, 2015 was 4.97%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks of Geared Funds and the Impact of Compounding” in the back of the Fund’s Full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

•	Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree

30	:: ULTRA OIL & GAS EXPLORATION & PRODUCTION	PROSHARES.COM

of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from two times (2x) the percentage change of the Index on such day.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or underexposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or underexposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index or in financial instruments. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. The Energy Industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to two times (2x) the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund’s shares will be listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market price of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare

PROSHARES.COM	ULTRA OIL & GAS EXPLORATION & PRODUCTION ::	31

Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers or the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund’s performance.

•

Oil and Gas Industry Risk — The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, negative public perception and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Companies that own or operate gas pipelines are subject to certain risks, including pipeline and equipment leaks and ruptures, explosions, fires, unscheduled downtime, transportation interruptions, discharges or releases of toxic or hazardous gases and other environmental risks.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.

Management

The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Charles Lowery, Portfolio Manager, have jointly and principally managed the Fund since June 2015.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 shares. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly and capital gains, if any, at least annually. Distributions for this Fund may be higher than those of most ETFs.

32	:: ULTRAPRO NASDAQ BIOTECHNOLOGY	PROSHARES.COM

Important Information About the Fund

ProShares UltraPro Nasdaq Biotechnology (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times (3x) the return of the NASDAQ Biotechnology Index® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat, and it is possible that the Fund will lose money even if the level of the Index rises. Longer holding periods, higher index volatility, and greater leverage each exacerbate the impact of compounding on an investor’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Other Expenses*	0.48%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.23%
Fee Waiver/Reimbursement**	-0.28%

Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2016. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$363

The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.

Principal Investment Strategies

The Fund invests in securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as three times (3x) the daily return of the Index. The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark (“ICB”) which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

As of May 31, 2015, the Index was comprised of 146 stocks and included companies with capitalizations between approximately $55.2 million and $165.0 billion. The average capitalization of the companies comprising the Index was approximately $7.0 billion. The Index is published under the Bloomberg ticker symbol “NBI.”

The securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

PROSHARES.COM	ULTRAPRO NASDAQ BIOTECHNOLOGY ::	33

•

Derivatives — The Fund invests derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.

¡

Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate, on a daily basis, the performance of three times (3x) the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index, or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis, or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the U.S. securities markets on each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from three times (3x) the return of the Index over the same period. The Fund will lose money if the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2015, the Index was concentrated in the biotechnology industry group. The Fund will not directly short the securities of issuers contained in the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Derivatives — The Fund obtains investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired

34	:: ULTRAPRO NASDAQ BIOTECHNOLOGY	PROSHARES.COM

exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of three times (3x) the Index, a single day movement in the Index approaching 33% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Biotechnology Industry Risk — The Fund is subject to risks faced by companies in the biotechnology economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

•

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from three times (3x) the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than three times (3x) the performance of the Index.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Three times (3x) the One Year Index	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%

-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%

-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%

-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%

-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%

-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%

20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%

30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%

40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%

50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%

60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -60% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -75.8% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five year period ended May 31, 2015 was 22.47%. The Index’s highest May to May volatility rate during the five year period was 26.38% (May 31, 2012). The Index’s annualized total return performance for the five year period ended May 31, 2015 was 35.79%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or

PROSHARES.COM	ULTRAPRO NASDAQ BIOTECHNOLOGY ::	35

instruments that reflect the value of the Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks of Geared Funds and the Impact of Compounding” in the back of the Fund’s Full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from three times (3x) the percentage change of the Index on such day.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or underexposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 3x) to the Index at the end of each day and the likelihood of being materially over- or underexposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index or in financial instruments. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

•	Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund’s stated investment objective of corresponding to three times (3x) the Index. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund’s shares will be listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market price of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below,

36	:: ULTRAPRO NASDAQ BIOTECHNOLOGY	PROSHARES.COM

ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers or the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund’s performance.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.

Management

The Fund is advised by ProShare Advisors. Michael Neches, Senior Portfolio Manager, and Charles Lowery, Portfolio Manager, have jointly and principally managed the Fund since June 2015.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 shares. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly and capital gains, if any, at least annually. Distributions for this Fund may be significantly higher than those of most ETFs.

PROSHARES.COM	37

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

38	:: INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS	PROSHARES.COM

Investment Objectives, Principal Investment Strategies and Related Risks

This section contains additional detail regarding ProShares UltraShort Homebuilders & Supplies; ProShares UltraShort Oil & Gas Exploration & Production; ProShares UltraPro Short Nasdaq Biotechnology; ProShares Ultra Homebuilders & Supplies; ProShares Ultra Oil & Gas Exploration & Production; and ProShares UltraPro Nasdaq Biotechnology (each, a “Fund” and together, the “Funds”), including the Funds’ investment objectives, principal investment strategies and related risks.

Investment Objectives

Each Fund is a “Geared Fund” in the sense that each is designed to seek daily investment results, before fees and expenses, that correspond to the performance of a daily benchmark such as the inverse (-1x), multiple (i.e., 2x or 3x), or inverse multiple (i.e., -2x or -3x) of the daily performance of an index for a single day, not for any other period. The “Short ProShares Funds” (i.e., the Geared Funds that have the prefix “UltraShort” or “UltraPro Short” in their names) are designed to correspond to the inverse or an inverse multiple of the daily performance of an index. The “Ultra ProShares Funds” (i.e., the Geared Funds that have the prefix “Ultra” or “UltraPro” in their names) are designed to correspond to a multiple of the daily performance of an index.

The Short ProShares Funds and the Ultra ProShares Funds do not seek to achieve their stated investment objective over a period of time greater than a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Each Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees (the “Board”) of ProShares Trust, without the approval of Fund shareholders. Each Fund reserves the right to substitute a different index or security for its index.

Principal Investment Strategies

In seeking to achieve each Fund’s investment objective, ProShare Advisors follows a passive approach to investing that is designed to track two or three times the inverse performance (i.e., -2x or -3x) or two or three times (i.e., 2x or 3x) the performance of the Index. Each Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up the Index or in financial instruments that provide similar exposure. The Funds employ various investment techniques that ProShare Advisors believes should, in the aggregate, simulate two or three times the inverse performance (i.e., -2x or -3x) or two or three times (i.e., 2x or 3x) the performance of the Index, as applicable. The investment techniques utilized to simulate the movement of the Index are intended to enhance liquidity, maintain a tax-efficient portfolio and reduce transaction costs, while, at the same time, seeking to maintain high correlation with, and similar aggregate characteristics (e.g., with respect to equity funds, market capitalization and industry weightings) to, two or three times the inverse performance (i.e., -2x or -3x) or two or three times (i.e., 2x or 3x) the performance of the Index, as applicable. For example, a Fund may invest in or gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to those of the Index. Under certain circumstances, a Fund may invest in or obtain exposure to components not included in the Index or overweight or underweight certain components of the Index with the intent of obtaining exposure with aggregate characteristics similar to the Index. ProShare Advisors does not invest the assets of a Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional investment research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of a Fund. Each Fund generally seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to its Index without regard to market conditions, trends, direction or the financial condition of a particular issuer. The Funds do not take temporary defensive positions.

At the close of the U.S. securities markets on each trading day, each Short ProShares Fund and each Ultra ProShares Fund will seek to position its portfolio so that such Fund’s exposure to the Index is consistent with the Fund’s investment objective. The movements of the Index during the day will determine whether a Fund’s portfolio needs to be repositioned.

For example, if the Index has risen on a given day, net assets of a Short ProShares Fund should fall. As a result, the Fund’s short exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Short ProShares Fund should rise. As a result, the Fund’s short exposure will need to be increased. Similarly, if the Index has risen on a given day, net assets of an Ultra ProShares Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets the Ultra ProShares Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Strategies Specific to the Ultra ProShares Funds

As described in its Summary Prospectus, each Ultra ProShares Fund invests in, as a principal investment strategy, securities and/or derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as two or three times (i.e., 2x or 3x) the daily return of the Index. Cash balances arising from the use of derivatives will typically be held in money market instruments. A portion of these money market instruments may be posted as collateral in connection with the use of derivatives. The following principal investment strategies are applicable to the Ultra ProShares Funds as set forth below:

•

Derivatives — Each Ultra ProShares Fund invests principally in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including exchange-traded funds (“ETFs”),), interest rates or indexes. An Ultra ProShares Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡	Swap Agreements — Each Ultra ProShares Fund invests in, as a principal investment strategy, swap agreements, which are

PROSHARES.COM	INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS ::	39

contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.

•

Money Market Instruments — The Ultra ProShares Funds invest principally in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.

¡

Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

Each Ultra ProShares Fund is subject to the SEC’s “names rule” and commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, in the types of securities suggested by its name and/or investments with similar economic characteristics.

Strategies Specific to the Short ProShares Funds

As described in its Summary Prospectus, each Short ProShares Fund invests in, as a principal investment strategy, derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse multiple (i.e., -2x or -3x) of the daily return of the Index. Cash balances arising from the use of derivatives or shorting securities will typically be held in money market instruments. A portion of these money market instruments may be posted as collateral in connection with the use of derivatives. The following principal investment strategies are applicable to the Short ProShares Funds as set forth below:

•

Derivatives — Each Short ProShares Fund invests principally in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including ETFs), interest rates or indexes. A Short ProShares Fund invests in derivatives as a substitute for shorting stocks or debt in order to gain inverse or inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Each Short ProShares Fund invests in, as a principal investment strategy, swap agreements, which are contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.

•

Money Market Instruments — The Short ProShares Funds invest principally in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.

¡

Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

Each Short ProShares Fund subject to the SEC “names rule” commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, in the types of securities suggested by its name and/or investments with similar economic characteristics.

Principal Risks of Geared Funds and the Impact of Compounding

Like all investments, investing in the Funds entails risks. The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are described in each Fund’s Summary Prospectus and additional information regarding certain of these risks, as well as information related to other potential risks to which the Funds may be subjected, is provided below. Some risks apply to all Funds, while others are specific to the investment strategies of certain Funds, as indicated below. The Statement of Additional Information (“SAI”) contains additional information about the Funds, their investment strategies and related risks. Each Fund may be subject to other risks in addition to those identified as principal risks. This section discusses the risks of leverage and explains what factors impact the performance of Geared Funds with single day investment objectives.

Leverage Risk — (All Funds) The Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage. Because the Funds include either a 3x or -3x or a 2x or -2x multiplier, a single day adverse price movement of more than 33% (in the case of UltraPro or UltraPro Short ProShares Funds) or 50% (in the case of Ultra or UltraShort ProShares Funds) in a relevant index, could result in the total loss of an investor’s investment.

Compounding Risk — (All Funds) The Funds are “Geared” Funds in that each has an investment objective to match two or three times the inverse performance (i.e., -2x or -3x) or two or three

40	:: INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS	PROSHARES.COM

times (i.e., 2x or 3x) the performance of the Index on a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. These Funds are subject to all of the correlation risks described below. In addition, because the Funds have a single day investment objective, for periods greater than a single day, the effect of compounding may cause the performance of a Fund to be either better or worse than the Index performance (or the inverse of the Index performance over the period) times the stated multiple in the Fund’s investment objective, as applicable, before accounting for fees and Fund expenses. As explained in greater detail in the following section, as a result of compounding, leveraged Funds are unlikely to provide a simple multiple (e.g., -2x, 2x, -3x, or 3x) of an Index’s return over periods longer than a single day.

Understanding Long-Term Performance of Daily Objective Funds — the Impact of Compounding

The Short and Ultra ProShares Funds are designed to provide leveraged (i.e. 2x or 3x) or inverse leveraged (i.e., -2x or -3x) results on a daily basis. The Funds, however, are unlikely to provide a simple multiple (i.e., 2x, -2x, 3x, or -3x) of an index’s performance over periods longer than a single day.

•	Why? The hypothetical example below illustrates how daily Geared Fund can behave for periods longer than a single day.

Take a hypothetical fund XYZ that seeks to triple the daily performance of index XYZ. On each day, fund XYZ performs in line with its objective (300% of the index’s daily performance before fees and expenses). Notice that over the entire five-day period, the fund’s total return is considerably less than triple that of the period return of the index. For the five-day period, index XYZ gained 5.1% while fund XYZ gained 14.2% (vs. 3x 5.1% or 15.3%). In other scenarios, the return of a daily rebalanced fund could be greater than triple the index’s return.

	Index XYZ		Fund XYZ
	Level	Daily Performance	Daily Performance	Net Asset Value

Start	100.0			$100.00

Day 1	103.0	3.0%	9.0%	$109.00

Day 2	99.9	-3.0%	-9.0%	$99.19

Day 3	103.9	4.0%	12.0%	$111.09

Day 4	101.3	-2.5%	-7.5%	$102.76

Day 5	105.1	3.7%	11.1%	$114.17

Total Return	5.1%			14.2%

•

Why does this happen? This effect is caused by compounding, which exists in all investments, but has a more significant impact on a Geared Fund. In general, during periods of higher index volatility, compounding will cause longer term results to be more or less than the multiple of the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility, fund returns over longer periods can be higher than three times (or minus three times) the return of the index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) the index’s volatility; b) the index’s performance; c) period of time; d) financing rates associated with derivatives; e) other Fund expenses; and f) dividends or interest paid with respect to the securities in the index. The examples herein illustrate the impact of two principal factors — index volatility and index performance — on Fund performance. Similar effects exist for the Short ProShares Funds, and the significance of this effect is even greater for such inverse funds. Please see the SAI for additional details.

The graphs that follow illustrate this point. Each of the graphs shows a simulated hypothetical one year performance of an index compared with the performance of a fund that perfectly achieves its investment objective. The graphs demonstrate that, for periods greater than a single day, a Geared Fund is likely to underperform or overperform (but not match) the index performance (or the inverse of the index performance) times the stated multiple in the fund’s investment objective. Investors should understand the consequences of holding daily rebalanced funds for periods longer than a single day and should actively manage and monitor their investments, as frequently as daily. A one year period is used for illustrative purposes only. Deviations from the index return times the fund multiple can occur over periods as short as two days (each day as measured from one day’s NAV to the next day’s NAV) and may also occur in periods shorter than a single day (when measured intraday as opposed to NAV to NAV).

For the UltraPro (3x) and UltraPro Short (-3x) ProShares Funds

To isolate the impact of leverage or inverse leveraged exposure, these graphs assume: a) no dividends paid with respect to securities in the index; b) no Fund expenses; and c) borrowing/lending rates (to obtain required leverage or inverse leveraged exposure) of zero percent. If these were reflected, the Fund’s performance would be different than that shown. Each of the graphs also assumes a volatility rate of 32%, which is the approximate average of the five-year historical volatility rate of the most volatile index referenced herein (the S&P Oil & Gas Exploration & Production Select Industry Index). An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

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One-Year Simulation; Index Flat (0%)

(Annualized Index Volatility 32%)

This graph shows a scenario where the index, which exhibits day-to- day volatility, is flat or trendless over the year (i.e., begins and ends the year at 0%), but the UltraPro ProShares (+3x) Fund and the UltraPro Short ProShares (-3x) Fund are both down.

One-Year Simulation; Index Up 26%

(Annualized Index Volatility 32%)

This graph shows a scenario where the index, which exhibits day-to- day volatility, is up over the year, but the UltraPro ProShares (+3x) Fund is up less than three times the index and the UltraPro Short ProShares (-3x) Fund is down less than three times the inverse of the index.

One-Year Simulation; Index Down 26%

(Annualized Index Volatility 32%)

This graph shows a scenario where the index, which exhibits day-to-day volatility, is down over the year, the UltraPro ProShares (+3x) Fund is down less than three times the index, and the UltraPro Short ProShares (-3x) Fund is up less than three times the inverse of the index.

For the Ultra (2x) and UltraShort (-2x) ProShares Funds

To isolate the impact of leverage or inverse leveraged exposure, these graphs assume a) no dividends paid with respect to securities in the index; b) no Fund expenses; and c) borrowing/lending rates (to obtain required leverage or inverse leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different than that shown. Each of the graphs also assumes a volatility rate of 32% which is the approximate average five-year historical volatility rate of the most volatile index referenced herein (the S&P Oil & Gas Exploration & Production Select Industry Index). An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

One-Year Simulation; Index Flat (0%)

(Annualized Index Volatility 32%)

This graph shows a scenario where the index, which exhibits day-to-day volatility, is flat or trendless over the year (i.e., begins and ends the year at 0%), but the Ultra ProShares (+2x) Fund and the UltraShort ProShares (-2x) Fund are both down.

42	:: INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS	PROSHARES.COM

One-Year Simulation; Index Up 26%

(Annualized Index Volatility 32%)

This graph shows a scenario where the index, which exhibits day-to-day volatility, is up over the year, but the Ultra ProShares (+2x) Fund is up less than two times the index and the UltraShort ProShares (-2x) Fund is down more than two times the inverse of the index.

One-Year Simulation; Index Down 26%

(Annualized Index Volatility 32%)

This graph shows a scenario where the index, which exhibits day-to-day volatility, is down over the year, the Ultra ProShares (+2x) Fund is down less than two times the Index, and the Ultra- Short ProShares (-2x) Fund is up less than two times the inverse of the index.

The table below shows the historical annualized volatility rate for the five-year period ended May 31, 2015 of the relevant Fund’s Index.

Index	Historical Five- Year Annualized Average Volatility Rate
Dow Jones U.S. Select Home Construction Index	28.18%
S&P Oil & Gas Exploration & Production Select Industry Index	31.82%
NASDAQ Biotechnology Index	22.47%

For additional details about fund performance over periods longer than a single day in both Ultra and Short ProShares Funds, please see the SAI.

What it means to you

Daily objective Geared Funds, if used properly and in conjunction with the investor’s view on the future direction and volatility of the markets, can be useful tools for investors who want to manage their exposure to various markets and market segments and who are willing to monitor and/or periodically rebalance their portfolios (which will possibly trigger transaction costs and tax consequences). However, investors considering these Funds should understand that they are designed to provide a positive or negative multiple of an index on a daily basis and not for greater periods of time. As a result, Fund returns will likely not be a simple multiple (e.g., -2x, 2x, -3x, 3x) of an index’s return for time periods longer than a single day.

Additionally, investors should recognize that the degree of volatility of a Fund’s index can have a dramatic effect on a Fund’s longer-term performance. The more volatile an index is, the more a Fund’s longer-term performance will negatively deviate from a simple multiple (e.g., 2x, -2x, 3x, -3x) of its index’s longer-term return. It is even possible that over periods longer than a single day a fund’s performance may move in a different direction than the index’s performance.

Other Principal Risks

In addition to the risks noted above, many other factors may also affect the value of an investment in a Fund. A Fund’s NAV will change daily based on the performance of the Index which in turn is affected by variations in market conditions, interest rates and other economic, political or financial developments. The impact of these developments on a Fund will depend upon the types of investments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers.

Risks Associated with the Use of Derivatives — (All Funds) Each Fund obtains investment exposure through derivatives (including investing in: swap agreements; securities; and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly

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in the reference asset(s) underlying the derivative (e.g., the securities contained in the Index), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in the Index) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

In addition, a Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

Correlation Risk — (All Funds) There is no guarantee that a Fund will achieve a high degree of correlation with the Index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the Index. A number of other factors may also adversely affect a Fund’s correlation with the Index, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying the Index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, a Fund may invest in securities not included in the Fund’s Index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may not be open on the same day as the Fund. Any of these factors could decrease correlation between the performance of a Fund the Index and may hinder a Fund’s ability to meet its investment objective.

•

Counterparty Risk — (All Funds) A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProShare Advisors to be of comparable quality. These are usually only major, global financial institutions. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

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Market Price Variance Risk — (All Funds) Individual shares of a Fund will be listed for trading on NYSE Arca, The NASDAQ Stock Market, or the BATS Exchange and can be bought and sold in the secondary market at market prices. The market price of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares, and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of a Fund’s holdings. Differences between secondary market prices and NAV the value of a Fund’s holdings may be

44	:: INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS	PROSHARES.COM

due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or financial instruments held by a Fund at a particular time. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the value of a Fund’s holdings should not be sustained. In addition, there may be times when the market price and the value of a Fund’s holdings vary significantly and you may pay more than the value of a Fund’s holdings when buying shares on the secondary market, and you may receive less than the value of a Fund’s holdings when you sell those shares. While the creation/ redemption feature is designed to make it likely that shares normally will trade close to the value of a Fund’s holdings, disruptions to creations and redemptions may result in trading prices that differ significantly from the value of a Fund’s holdings. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of a Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. A Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming shares directly with a Fund.

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Short Sale Exposure Risk — (Short ProShares Funds) The Funds may seek inverse leveraged exposure through financial instruments such as swap agreements, which may cause the Funds to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities or credits underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting a Fund’s ability to obtain inverse or inverse leveraged exposure through financial instruments such as swap agreements, or requiring a Fund to seek inverse leveraged exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the securities or credits underlying the short position may be thinly-traded or have a limited market, including due to regulatory action, a Fund may be unable to meet its investment objective (e.g., due to a lack of available securities or counterparties). During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse leveraged exposure may be considered an aggressive investment technique. Any income, dividends or payments on the Fund’s short positions will negatively impact the Fund.

•	Trading Risks — (All Funds) Although the shares are listed for trading on NYSE Arca, The NASDAQ Stock Market or the BATS Exchange, and may be listed or traded on U.S. and non-U.S.

stock exchanges other than such exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. Short selling of shares is also limited pursuant to SEC rules if the trading price of shares varies by more than 10% from the previous day’s closing price on the exchange. There can be no assurance that the requirements of the exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all, on any stock exchange.

Precautionary Notes

A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each Fund. Your ownership of shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares from a Fund may be issued on an ongoing basis, a “distribution” of that Fund’s shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the “Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of

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Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies — For purposes of the Investment Company Act of 1940, each Fund is a registered investment company, and the acquisition of Fund shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. The Trust and the Funds have obtained an exemptive order from the SEC allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can postpone payment of redemption proceeds for any period during which (1) the New York Stock Exchange (the “NYSE”), The NASDAQ Stock Market, NYSE Arca or the BATS Exchange is closed other than customary weekend and holiday closings, (2) trading on the NYSE, The NASDAQ Stock Market, NYSE Arca or the BATS Exchange is restricted, (3) any emergency circumstances exist, as determined by the SEC, (4) the SEC by order permits for the protection of shareholders of a Fund and (5) for up to 14 calendar days for any Fund holding non-U.S. investments during a period of an international local holiday, as further described in the SAI.

A Precautionary Note Regarding Regulatory Initiatives — There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Funds is impossible to predict, but could be substantial and adverse.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010. The Dodd-Frank Act has changed and will continue to change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act set forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act made broad changes to the OTC derivatives market, granted significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions.

Provisions in the Dodd-Frank Act include new registration, record-keeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the forced use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. While certain of the rules are now effective, other rules are not yet final, so it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Funds. However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs. New regulations could, among other things, adversely affect the value of the investments held by a Fund, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain derivatives transactions no longer available to that Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), which could adversely affect investors. It is unclear how the regulatory changes will affect counterparty risk. In particular, new position limits imposed on a Fund or its counterparties may impact that Fund’s ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing for certain swaps, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

Additional Information on the Underlying Index

The Funds operate pursuant to licensing agreements for the use of the indexes. Market capitalizations for such indexes that appear in the Summary Prospectuses have been compiled by ProShare Advisors using third party sources. A brief description of each Fund’s index is included in each Summary Prospectus, as supplemented below:

ProShares UltraShort Oil & Gas Exploration & Production, ProShares Ultra Oil & Gas Exploration & Production

The S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”) is equally weighted (as adjusted for diversification and liquidity) and includes domestic companies from the oil and gas exploration and production sub-industry. The Index includes domestic companies from the oil and gas exploration and production sub-industry. The Index is one of 25 S&P Select Sector Indexes (the “Select Industry Indices”), which are designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Companies in the Select Industry Indices are classified using the GICS classifications which are determined primarily based on a company’s revenues, however, earnings and market perception are also considered by GICS. The Index consists of constituents of the S&P Total Market Index (“S&P TMI”) that belong to the GICS oil & gas & production sub-industry that satisfy the following criteria: (1) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the Index

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rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (2) are U.S. based companies. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Rebalancing is done quarterly. The S&P TMI tracks all U.S. common stocks listed on the New York Stock Exchange (including the NYSE Arca, Inc. and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market.

NASDAQ

ProShares Short Nasdaq Biotechnology and ProShares UltraPro Nasdaq Biotechnology (the “Nasdaq Funds”) are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates or subsidiaries. (The NASDAQ OMX Group, Inc., collectively with its affiliates and subsidiaries, are referred to as “NASDAQ OMX”). NASDAQ OMX has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Nasdaq Funds. NASDAQ OMX makes no representation or warranty, express or implied, to the owners of the Nasdaq Funds or any member of the public regarding the advisability of investing in securities generally or in the Nasdaq Funds particularly. NASDAQ OMX has no liability in connection with the administration, marketing or trading of the Nasdaq Funds. NASDAQ OMX does not guarantee the accuracy or completeness of the date on which the intraday portfolio value (the “IPV”) calculations are based or the actual computation of the value of the IPV, nor shall NASDAQ OMX be responsible for any delays in the computation or dissemination of the IPVs. NASDAQ OMX makes no warranty, express or implied, as to results to be obtained by the Nasdaq Funds, or any other person or entity from the use of the IPVs or any data included therein. NASDAQ OMX makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the IPVs or any data included therein. Without limiting any of the foregoing, in no event shall NASDAQ OMX have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

Information About the Index Licensors

S&P Dow Jones Indices

“Standard & Poor’s®”, “S&P®”, “S&P500®” and “Oil & Gas Exploration & Production Select Industry” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates. The Indexes are a product of S&P Dow Jones Indices LLC and its affiliates. All have been licensed for use by ProShares. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the Indexes are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. S&P Dow Jones Indices’ only relationship to ProShares with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to ProShares or the Funds. S&P Dow Jones Indices has no obligation to take the needs of ProShares or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PROSHARES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PROSHARES, OTHER THAN THE LICENSORS OF S&PDOWJONES INDICES.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in each Fund’s SAI. The top ten holdings of each Fund are posted on a daily basis to the Trust’s website at ProShares.com.

PROSHARES.COM	47

Management of ProShares Trust

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Board of Trustees and Officers

The Board is responsible for the general supervision of all of the Funds. The officers of the Trust are responsible for the day-to-day operations of the Funds.

Investment Advisor

ProShare Advisors, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment advisor to the Funds and provides investment advice and management services to the Funds. ProShare Advisors oversees the investment and reinvestment of the assets in each Fund. For its investment advisory services, ProShare Advisors is entitled to receive fees equal to 0.95% of the average daily net assets of each Fund. A discussion regarding the basis for the Board approving the investment advisory agreement for each Fund will be included in the Trust’s semi-annual or annual report to shareholders that covers the period during which the approval occurred.

Portfolio Management

The following individuals have responsibility for the day-to-day management of the Funds as set forth in the Summary Prospectus relating to each Fund. The Portfolio Managers’ business experience for the past five years is listed below. The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Michael Neches, ProShare Advisors: Senior Portfolio Manager since November 2010 and Portfolio Manager from January 2010 through October 2010. ProShares Capital Management LLC: Senior Portfolio Manager from June 2012 through September 2013.

Charles Lowery, ProShare Advisors: Portfolio Manager since October 2013 and Associate Portfolio Manager from July 2010 through September 2013 and Portfolio Analyst from October 2006 through June 2010. ProFund Advisors LLC: Portfolio Manager since October 2013 and Associate Portfolio Manager from July 2010 through September 2013 and Portfolio Analyst from October 2006 through June 2010.

Determination of NAV

The NAV per share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by JPMorgan Chase Bank, National Association and is determined each business day at the close of regular trading of the NYSE (ordinarily 4:00 p.m. New York time).

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. In addition, certain derivatives linked to an index may be valued based on the performance of one or more U.S. ETFs or instruments that reflect the values of the securities in such index, when the level of the index is not computed as of the close of the U.S. securities markets. When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of the Board. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded; (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Funds sold them. See the SAI for more details.

The NYSE Arca, The NASDAQ Stock Market and the BATS Exchange are open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. An Exchange may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/ redemption transaction order time cutoffs would also be accelerated.

Distributions

As a shareholder, you will earn a share of the investment income and net realized capital gains, if any, derived from a Fund’s direct security holdings and derivative instruments. You will receive such earnings as either an income dividend or a capital gains distribution. Each Fund intends to declare and distribute to its shareholders at least annually its net investment income, if any, as well as net realized capital gains, if any. Subject to Board approval, some or all of any net realized capital gains distribution may be declared payable in either additional shares of the respective Fund or in cash. If such a distribution is declared payable in that fashion, holders of shares will receive additional shares of the respective Fund unless they elect to receive cash. Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.

Dividend Reinvestment Services

As noted above under “Distributions”, a Fund may declare a distribution from net realized capital gains to be payable in additional shares or cash. Even if the Fund does not declare a distribution to be payable in shares, brokers may make available to their customers who own shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the same Fund. Without this service, investors would have to take

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their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

Frequent Purchases and Redemptions of Shares

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares that appear to attempt to take advantage of potential arbitrage opportunities. The Board believes this is appropriate because ETFs, such as the Funds, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of shares remains at or close to NAV.

Taxes

The following is certain general information about taxation of the Funds:

Each Fund intends to qualify for treatment as a “regulated investment company” for U.S. federal income tax purposes. In order to so qualify, each Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.

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If a Fund qualifies for treatment as a regulated investment company, it is not subject to federal income tax on net investment income and capital gains that the Fund timely distributes to its shareholders. If a Fund were to fail to so qualify, and were ineligible to or otherwise did not cure such failure, its taxable income and gains would be subject to tax at the Fund level, and distributions from earnings and profits would be taxable to shareholders as ordinary income.

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Investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

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Investments by a Fund in debt obligations issued or purchased at a discount and certain derivative instruments could cause a Fund to recognize taxable income in excess of the cash generated by such investments, potentially requiring the Fund to dispose of investments (including when otherwise disadvantageous to do so) in order to meet its distribution requirements, and such investments could affect the amount, timing or character of the income distributed to shareholders by a Fund. Investments by a Fund in shares of other investment companies could affect the amount, timing or character of the Fund’s distributions to shareholders relative to the Fund’s distributions had it invested directly in the securities held by such other investment companies.

Taxable investors should be aware of the following basic tax points:

•	Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Shares.

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Distributions declared in October, November or December of one year payable to shareholders of record in such month and paid by the end of January of the following year are taxable for federal income tax purposes as if received on December 31 of the calendar year in which the distributions were declared.

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Any distributions from income or short-term capital gains that you receive generally are taxable to you as ordinary dividends for federal income tax purposes. Ordinary dividends you receive that a Fund reports to you as “qualified dividend income” may be taxed at the same rates as long-term capital gains, but will not be considered long-term capital e for other federal income tax purposes, including the calculation of net capital losses. Any distributions of net long-term capital gains are taxable to you for federal income tax purposes as long-term capital gains includible in net capital gain and tax- able to individuals at reduced rates, no matter how long you have owned your shares.

•	Distributions from net realized capital gains may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

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A 3.8% Medicare contribution tax will be imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the sale or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

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A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

•	Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale or exchange of shares, may be subject to state and local income taxes.

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If you are not a citizen or permanent resident of the United States, or if you are a foreign entity, any dividends and short- term capital gains that you receive will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate or a statutory exemption applies.

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Investment income and gains received by a Fund from foreign investments may be subject to foreign withholding and other taxes, which could decrease the Fund’s return on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that the Fund has paid. If this election is made,

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you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal U.S. in- come tax return, subject to certain limitations.

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By law, a percentage of your distributions and proceeds will generally be withheld if you have not provided a taxpayer identification number or social security number, have under- reported dividend or interest income or have failed to certify that you are not subject to such withholding. The backup with- holding rate is 28%.

In addition, taxable investors who purchase or redeem Creation Units should be aware of the following:

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A person who exchanges equity securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid.

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A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the Internal Revenue Service if such person purchases other substantially identical shares of the Fund within 30 days before or after the exchange. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Note: This Prospectus provides general U.S. federal tax information only. Your investment in the Fund may have other tax implications.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a Fund’s tax consequences for you. See ‘Taxation” in the SAI for more information.

Premium/Discount Information

The Trust’s website has information about the premiums and discounts for each of the Funds. Premiums or discounts are the differences between the NAV and market price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the NAV. A discount is the amount that a Fund is trading below the NAV.

Escheatment

Unclaimed or inactive accounts may be subject to escheatment laws, and each Fund and each Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws Unclaimed or inactive accounts may be subject to escheatment laws, and each Fund and each Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws.

Distribution (12b-1) Plan

Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, each Fund may pay the Funds’ distributor, financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of a Fund as reimbursement or compensation for distribution related activities with respect to the Funds. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Investment Company Act file number 811-21114

ProShares Trust

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

You can find additional information about the Funds in their current Statement of Additional Information (“SAI”), dated October 1, 2014, as may be amended from time to time, which has been filed electronically with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the SAI is available, free of charge, online at ProShares.com. You may also receive a free copy of the SAI or make inquiries to ProShares by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.

You can find other information about ProShares on the SEC’s website (www.sec.gov), or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about ProShares, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at (202) 551-8090.

© 2015 ProShare Advisors LLC. All rights reserved.	June 2015